15 Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Summary of intangible assets [Line Items]
Intangible assets, beginning		R$ 32,325,447		R$ 29,012,460		R$ 33,466,132
First-time adoption of IFRS 16				64,955
Transfers to contract assets	[1]					(10,387,715)
Additions		411,285		1,723,952		1,144,728
Contract renewal		0		0		0
Transfers of works	[2]					6,168,710
Transfer to indemnities receivable				(4,345)
Transfer of contract assets		3,688,414		3,328,317
Transfers		2,991		(13,531)		(1,471)
Write-offs and disposals		(16,313)		(39,931)		(24,866)
Amortization		(2,006,249)		(1,746,430)		(1,353,058)
Intangible assets, ending		34,405,575		32,325,447		29,012,460
Concession agreements - equity value [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		1,494,853	[3]	4,073,344		7,141,614
First-time adoption of IFRS 16				0
Transfers to contract assets	[1]					(1,427,046)
Additions		1	[3]	2		93
Contract renewal		(1,031,830)	[3]	(2,690,660)		(1,935,780)
Transfers of works	[2]					499,002
Transfer to indemnities receivable				(4,345)
Transfer of contract assets		47,154	[3]	131,809
Transfers		1,440	[3]	76,804		(5,268)
Write-offs and disposals		(858)	[3]	(8,311)		(1,406)
Amortization		(26,985)	[3]	(83,790)		(197,865)
Intangible assets, ending		483,775	[3]	1,494,853	[3]	4,073,344
Concession agreements - economic value [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		712,852	[4]	1,232,009		1,433,937
First-time adoption of IFRS 16				0
Transfers to contract assets	[1]					(233,361)
Additions		0		2,034		373
Contract renewal		0		(532,173)		0
Transfers of works	[2]					114,442
Transfer to indemnities receivable				0
Transfer of contract assets		113,320		89,041
Transfers		(1,403)		1,956		88
Write-offs and disposals		(42)		(569)		(1,031)
Amortization		(90,062)		(79,446)		(82,439)
Intangible assets, ending		734,665		712,852	[4]	1,232,009
Program contracts [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		13,819,700	[3]	8,777,929		7,595,066
First-time adoption of IFRS 16				0
Transfers to contract assets	[1]					(2,019,461)
Additions		303,472	[3]	1,338,443		928,818
Contract renewal		1,031,830	[3]	3,223,773		1,935,780
Transfers of works	[2]					681,742
Transfer to indemnities receivable				0
Transfer of contract assets		2,075,268	[3]	970,534
Transfers		(51,570)	[3]	137,283		3,011
Write-offs and disposals		(5,423)	[3]	(10,312)		(7,616)
Amortization		(812,970)	[3]	(617,950)		(339,411)
Intangible assets, ending		16,360,307	[3]	13,819,700	[3]	8,777,929
Program contracts - commitments [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		1,364,875		1,079,551		910,375
First-time adoption of IFRS 16				0
Transfers to contract assets	[1]					0
Additions		58,323		331,328		206,946
Contract renewal		0		0		0
Transfers of works	[2]					0
Transfer to indemnities receivable				0
Transfer of contract assets		0		0
Transfers		0		0		0
Write-offs and disposals		0		0		0
Amortization		(52,275)		(46,004)		(37,770)
Intangible assets, ending		1,370,923		1,364,875		1,079,551
Services contracts - Sao Paulo [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		14,390,763	[4]	13,391,452		15,917,015
First-time adoption of IFRS 16				0
Transfers to contract assets	[1]					(6,707,847)
Additions		20,940		3,867		3,724
Contract renewal		0		(940)		0
Transfers of works	[2]					4,818,734
Transfer to indemnities receivable				0
Transfer of contract assets		1,382,656		2,054,940
Transfers		(23,645)		(228,583)		12
Write-offs and disposals		(9,990)		(20,739)		(14,813)
Amortization		(888,120)		(809,234)		(625,373)
Intangible assets, ending		14,872,604		14,390,763	[4]	13,391,452
Software license [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		471,706		458,175		468,125
First-time adoption of IFRS 16				0
Transfers to contract assets	[1]					0
Additions		0		0		4,774
Contract renewal		0		0		0
Transfers of works	[2]					54,790
Transfer to indemnities receivable				0
Transfer of contract assets		70,016		81,993
Transfers		78,169		(991)		686
Write-offs and disposals				0		0
Amortization		(79,266)		(67,471)		(70,200)
Intangible assets, ending		540,625		471,706		458,175
Right of use - other assets [member]
Summary of intangible assets [Line Items]
Intangible assets, beginning		70,698		0
First-time adoption of IFRS 16		28,549		64,955
Additions		0		48,278
Contract renewal		0		0
Transfer to indemnities receivable				0
Transfer of contract assets		0		0
Transfers		0		0
Write-offs and disposals		(56,571)		0
Amortization		R$ 42,676		(42,535)
Intangible assets, ending				R$ 70,698		R$ 0

[1]	Work in progress transferred to contract assets due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.
[2]	Work in progress transferred from contract assets to intangible assets.
[3]	As of December 31, 2020, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 269,561 - R$ 76,454 recognized as concession agreements - equity value and R$ 193,107 recognized as program contracts (R$ 292,824 as of December 31, 2019 - R$ 87,266 recognized as concession agreements - equity value and R$ 205,558 recognized as program contracts).
[4]	As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 -R$ R$ 98,077 recognized as concession agreements -equity value and R$ 217,640 recognized as program contracts).